                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-1485

Exact name of registrant as specified in charter:     Delaware Group Equity Funds III

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              June 30

Date of reporting period:                             December 31, 2003

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments (SM)
                                          --------------------
                                          A member of Lincoln Financial Group(R)


GROWTH-EQUITY



Semiannual Report December 31, 2003
--------------------------------------------------------------------------------
                  DELAWARE AMERICAN SERVICES FUND





[LOGO] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

Statement of Net Assets                                         1

Statement of Operations                                         3

Statements of Changes in Net Assets                             4

Financial Highlights                                            5

Notes to Financial Statements                                   9
-----------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                          December 31, 2003 (Unaudited)
     OF NET ASSETS                               Delaware American Services Fund



                                                        Number of     Market
                                                          Shares       Value
Common Stock - 97.45%
Banking - 10.82%
  Citigroup                                               9,200     $ 446,568
  Cullen/Frost Bankers                                   10,700       434,099
 +E*TRADE Group                                          60,000       759,000
  MBNA                                                   40,000       994,000
  Sovereign Bancorp                                      19,100       453,625
  Webster Financial                                       9,200       421,912
                                                                    ---------
                                                                    3,509,204
                                                                    ---------
Buildings & Materials - 2.29%
  D.R. Horton                                             8,000       346,080
 +Toll Brothers                                          10,000       397,600
                                                                    ---------
                                                                      743,680
                                                                    ---------
Business Services - 14.36%
 +Cendant                                                43,000       957,610
 +Fiserv                                                 10,000       395,100
 +Intergrated Alarm Services                             30,000       255,000
  Manpower                                                9,100       428,428
 +New Horizons Worldwide                                 44,800       254,867
 +Robert Half International                              15,100       352,434
  SEI                                                    10,000       304,700
 +Sirva                                                  14,000       273,560
 +SunGard Data Systems                                   24,000       665,040
 +United Rentals                                         40,000       770,400
                                                                    ---------
                                                                    4,657,139
                                                                    ---------

Cable, Media & Publishing - 6.20%
 +Comcast Special Class A                                32,000     1,000,960
 +Cox Communications Class A                             19,900       685,555
 +Monster Worldwide                                      14,700       322,812
                                                                    ---------
                                                                    2,009,327
                                                                    ---------

Computers & Technology - 3.80%
 +Affiliated Computer Services Class A                    8,000       435,680
 +Ask Jeeves                                             14,500       262,740
 +Digital Insight                                        10,000       249,000
 +ESpeed                                                 12,200       285,602
                                                                    ---------
                                                                    1,233,022
                                                                    ---------

Consumer Products - 0.89%
Avon Products                                             4,300       290,207
                                                                    ---------
                                                                      290,207
                                                                    ---------
Electronics & Electrical Equipment - 3.98%
 +Fisher Scientific International                        21,000       868,770
 +Mettler-Toledo International                           10,000       422,100
                                                                    ---------
                                                                    1,290,870
                                                                    ---------

Finance - 15.36%
American Express                                         13,900       670,397
 +Ameritrade Holdings                                    70,000       984,900
  Capital One Financial                                   6,500       398,385
 +Capitalsource                                          14,000       303,520
  Eaton Vance                                            25,000       916,000
 +Euronet Worldwide                                      20,000       360,000
  Lehman Brothers Holdings                                4,400       339,768
  Merrill Lynch & Company                                 8,500       498,525
  Westcorp                                               14,000       511,700
                                                                    ---------
                                                                    4,983,195
                                                                    ---------

Insurance - 5.53%
Ambac Financial Group                                     6,200     $ 430,218
  MBIA                                                    8,100       479,763
  PartnerRe                                              15,200       882,360
                                                                    ---------
                                                                    1,792,341
                                                                    ---------

Leisure, Lodging & Entertainment - 5.18%
 McDonald's                                              40,000       993,200
  Royal Caribbean Cruises                                19,700       685,363
                                                                    ---------
                                                                    1,678,563
                                                                    ---------

Real Estate - 5.87%
  American Financial Realty                              40,000       682,000
 +Host Marriott                                          36,800       453,376
  Rait Investment Trust                                  30,000       768,000
                                                                    ---------
                                                                    1,903,376
                                                                    ---------

Retail - 16.37%
Best Buy                                                  5,800       302,992
 +Cache                                                   9,100       189,553
 +Cost Plus                                               7,200       295,200
 +Dollar Tree Stores                                      8,000       240,480
 +Guitar Center                                           7,400       241,092
 +Hibbett Sporting Goods                                 11,400       339,720
  Lowe's Companies                                        4,600       254,794
  MSC Industrial Direct Class A                          12,100       332,750
  Nordstrom                                               7,100       243,530
  Petsmart                                               16,800       399,840
 +Rare Hospitality International                         12,400       303,056
 +The Cheesecake Factory                                  8,700       383,061
  Tiffany                                                10,800       488,160
 +Urban Outfitters                                       18,400       681,720
 +Williams-Sonoma                                        17,600       611,952
                                                                    ---------
                                                                    5,307,900
                                                                    ---------
Textiles, Apparel & Furniture - 5.31%

 +Carter Holdings                                        23,700       603,165
  Cintas                                                  6,100       305,793
 +Coach                                                  21,500       811,625
                                                                    ---------
                                                                    1,720,583
                                                                    ---------
Transportation & Shipping - 1.49%

Heartland Express                                        11,419       276,226
 +Knight Transportation                                   8,100       207,765
                                                                   ----------
                                                                      483,991
                                                                   ----------
Total Common Stock (cost $26,766,093)                              31,603,398
                                                                   ----------

                                                  Principal
                                                   Amount

Repurchase Agreements - 2.99%
   With BNP Paribas 0.85% 1/2/04
    (dated 12/31/03, collateralized by
    $22,000 U.S. Treasury Bills
    due 3/25/04, market value $22,408,
    $83,000 U.S. Treasury Notes 3.625%
    due 3/31/04, market value $84,422,
    $256,000 U.S. Treasury Notes 6.00%
    due 8/15/04, market value $269,214,
    and $132,000 U.S. Treasury Notes
    1.625% due 1/31/05, market
    value $133,372)                                    $499,000       499,000

Statement                                        Delaware American Services Fund
     OF NET ASSETS (CONTINUED)



                                                        Principal      Market
                                                          Amount       Value

Repurchase Agreements (continued)
     With UBS Warburg 0.85% 1/2/04
     (dated 12/31/03, collateralized by
     $109,000 U.S. Treasury Notes 1.625%
     due 3/31/05, market value $110,340,
     $4,000 U.S. Treasury Notes 5.50%
     due 2/15/08, market value $4,229,
     and $328,000 U.S.Treasury Notes
     5.625% due 5/15/08, market
     value $366,313)                                   $471,000   $   471,000
                                                                  -----------
Total Repurchase Agreements
  (cost $970,000)                                                     970,000
                                                                  -----------
Total Market Value of Securities - 100.44%
  (cost $27,736,093)                                              $32,573,398
Liabilities Net of Receivables and
  Other Assets - (0.44%)                                             (141,165)
                                                                  -----------
Net Assets Applicable to 2,478,237
  Shares Outstanding - 100.00%                                    $32,432,233
                                                                  ===========
Net Asset Value - Delaware American Services Fund
  Class A ($20,164,176 / 1,528,763 Shares)                             $13.19
                                                                       ------

Net Asset Value - Delaware American Services Fund
  Class B ($8,265,482 / 640,165 Shares)                                $12.91
                                                                       ------

Net Asset Value - Delaware American Services Fund
  Class C ($3,623,416 / 280,761 Shares)                                $12.91
                                                                       ------

Net Asset Value - Delaware American Services Fund
  Institutional Class ($379,159 / 28,548 Shares)                       $13.28
                                                                       ------


Components of Net Assets at December 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                  $26,565,446
Accumulated net investment loss*                          (60,694)
Accumulated net realized gain on investments            1,090,176
Net unrealized appreciation of investments              4,837,305
                                                      -----------
Total net assets                                      $32,432,233
                                                      ===========

+Non-income producing security for the period ended December 31, 2003.

*Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Net Asset Value and Offering Price per Share -
  Delaware American Services Fund
Net Asset Value Class A (A)                              $13.19
Sales charge (5.75% of offering price or 6.07%
  of amount invested per share) (B)                        0.80
                                                         ------
Offering price                                           $13.99
                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement                         Delaware American Services Fund
     OF OPERATIONS                Six Months Ended December 31, 2003 (Unaudited)




Investment Income:
  Dividends                                            $141,214
  Interest                                                5,500     $ 146,714
                                                       --------     ---------

Expenses:
  Management fees                                       107,440
  Distribution expense-- Class A                         20,818
  Distribution expense-- Class B                         32,717
  Distribution expense-- Class C                         10,578
  Dividend disbursing and transfer agent
   fees and expenses                                     30,237
  Accounting and administration expenses                  5,722
  Registration fees                                       2,000
  Custodian fees                                            732
  Reports and statements to shareholders                    500
  Trustees' fees                                            262
  Professional fees                                         226
  Other                                                     638       211,870
                                                         ------
  Less expenses absorbed or waived                                     (1,371)
  Less waiver of distribution expenses-- Class A                       (3,470)
  Less expenses paid indirectly                                          (396)
                                                                     --------
  Total expenses                                                      206,633
                                                                     --------
Net Investment Loss                                                   (59,919)
                                                                     --------

Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currencies:
  Net realized gain (loss) on:
    Investments                                                     2,418,557
    Foreign currencies                                                   (775)
                                                                   ----------
  Net realized gain                                                 2,417,782
  Net change in unrealized appreciation/depreciation of
    investments                                                     2,395,720
                                                                   ----------
Net Realized and Unrealized Gain on Investments and
    Foreign Currencies:                                             4,813,502
                                                                   ----------

Net Increase in Net Assets Resulting from Operations               $4,753,583
                                                                   ==========

See accompanying notes

Statements                                       Delaware American Services Fund
     OF CHANGES IN NET ASSETS



                                                       Six Months        Year
                                                         Ended          Ended
                                                        12/31/03       6/30/03
                                                      (Unaudited)

Increase in Net Assets from Operations:
  Net investment loss                                  $  (59,919)    $ (32,889)
  Net realized gain (loss) on investments
    and foreign currencies                              2,417,782      (623,859)
  Net change in unrealized appreciation/depreciation
    of investments                                      2,395,720     2,484,363
                                                       ----------    ----------
  Net increase in net assets resulting from operations  4,753,583     1,827,615
                                                       ----------    ----------

Dividends and Distributions to Shareholders from:
  Net realized gain on investments:
    Class A                                              (346,448)     (293,744)
    Class B                                              (147,968)     (275,055)
    Class C                                               (61,157)      (42,924)
    Institutional Class                                    (5,848)     (252,137)
                                                       ----------    ----------
                                                         (561,421)     (863,860)
                                                       ----------    ----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                            13,471,785     3,569,149
    Class B                                             2,976,143     1,684,032
    Class C                                             2,659,607       295,995
    Institutional Class                                 6,829,363     5,516,689

Net asset value of shares issued upon reinvestment
  of dividends and distributions:
    Class A                                               318,579       289,434
    Class B                                               137,622       268,935
    Class C                                                58,166        43,426
    Institutional Class                                     5,848       252,138
                                                       ----------    ----------
                                                       26,457,113    11,919,798
                                                       ----------    ----------
Cost of shares repurchased:
    Class A                                            (2,126,158)   (1,464,998)
    Class B                                              (662,136)     (803,229)
    Class C                                              (185,297)     (121,613)
    Institutional Class                               (15,682,979)   (1,089,853)
                                                      -----------    ----------
                                                      (18,656,570)   (3,479,693)
                                                      -----------    ----------
Increase in net assets derived from capital
  share transactions                                    7,800,543     8,440,105
                                                      -----------    ----------
Net Increase in Net Assets                             11,992,705     9,403,860

Net Assets:
  Beginning of period                                  20,439,528    11,035,668
                                                      -----------    ----------
  End of period                                       $32,432,233   $20,439,528
                                                      ===========   ===========

See accompanying notes

Financial
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware American Services Fund Class A
                                                             -----------------------------------------------------------
                                                             Six Months                                      12/29/99(2)
                                                               Ended                 Year Ended                  to
                                                             12/31/03(1)   6/30/03     6/30/02      6/30/01    6/30/00
                                                             (Unaudited)
Net asset value, beginning of period                          $11.260     $10.890      $10.160     $10.540       $8.500

Income (loss) from investment operations:
  Net investment income (loss)(3)                              (0.015)     (0.011)      (0.039)     (0.008)       0.010
  Net realized and unrealized gain on investments
  and foreign currencies                                        2.185       1.232        0.784       2.061        2.030
                                                              -------      ------       ------     -------       ------
Total from investment operations                                2.170       1.221        0.745       2.053        2.040
                                                              -------      ------       ------     -------       ------

Less dividends and distributions:
From net investment income                                         --          --           --      (0.015)          --
From net realized gain on investments                          (0.240)     (0.851)      (0.015)     (1.741)          --
In excess of net realized gain on investments                      --          --           --      (0.677)          --
                                                              -------      ------       ------      ------       ------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)     (2.433)          --
                                                              -------      ------       ------      ------       ------

Net asset value, end of period                                $13.190     $11.260      $10.890     $10.160      $10.540
                                                              =======     =======      =======     =======      =======


Total return(4)                                                19.34%      12.92%        7.34%      21.21%       24.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $20,164      $6,397       $3,778      $1,671         $774
Ratio of expenses to average net assets                         1.28%       1.22%        1.45%       0.98%        0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            1.33%       2.10%        2.96%       2.64%        1.22%
Ratio of net investment income (loss) to average net assets    (0.26%)     (0.12%)      (0.37%)     (0.09%)       0.20%
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.31%)     (1.00%)      (1.88%)     (1.75%)      (0.27%)
Portfolio turnover                                               252%        153%         311%        502%         988%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Delaware American Services Fund Class B
                                                            -------------------------------------------------
                                                             Six Months                            2/28/01(2)
                                                               Ended           Year Ended             to
                                                             12/31/03(1)  6/30/03      6/30/02     6/30/01
                                                            (Unaudited)
Net asset value, beginning of period                          $11.070     $10.800      $10.140      $9.470

Income (loss) from investment operations:
Net investment loss(3)                                         (0.061)     (0.080)      (0.119)     (0.031)
Net realized and unrealized gain on investments
  and foreign currencies                                        2.141       1.201        0.794       0.701
                                                              -------      ------        -----      ------
Total from investment operations                                2.080       1.121        0.675       0.670
                                                              -------      ------        -----      ------

Less dividends and distributions:
From net realized gain on investments                          (0.240)     (0.851)      (0.015)         --
                                                              -------      ------        -----      ------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)         --
                                                              -------      ------        -----      ------

Net asset value, end of period                                $12.910     $11.070      $10.800     $10.140
                                                              =======     =======      =======     =======

Total return(4)                                                18.86%      12.04%        6.66%       7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $8,266      $4,838       $3,484        $638
Ratio of expenses to average net assets                         2.03%       1.97%        2.20%       2.20%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            2.03%       2.81%        3.71%       6.02%
Ratio of net investment loss to average net assets             (1.01%)     (0.87%)      (1.12%)     (1.08%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.01%)     (1.71%)      (2.63%)     (4.90%)
Portfolio turnover                                               252%        153%         311%        502%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Delaware American Services Fund Class C

                                                            Six Months                             2/28/01(2)
                                                              Ended            Year Ended             to
                                                            12/31/03(1)   6/30/03      6/30/02      6/30/01
                                                           (Unaudited)
Net asset value, beginning of period                          $11.060     $10.790      $10.140      $9.470

Income (loss) from investment operations:
Net investment loss(3)                                         (0.060)     (0.080)      (0.120)     (0.035)
Net realized and unrealized gain on investments
  and foreign currencies                                        2.150       1.201        0.785       0.705
                                                              -------      ------       ------      ------
Total from investment operations                                2.090       1.121        0.665       0.670
                                                              -------      ------       ------      ------

Less dividends and distributions:
From net realized gain on investments                          (0.240)     (0.851)      (0.015)         --
                                                              -------      ------       ------      ------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)         --
                                                              -------      ------       ------      ------

Net asset value, end of period                                $12.910     $11.060      $10.790     $10.140
                                                              =======     =======      =======     =======

Total return(4)                                                18.86%      12.15%        6.57%       7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,623        $778         $536         $81
Ratio of expenses to average net assets                         2.03%       1.97%        2.20%       2.20%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.03%       2.81%        3.71%       6.02%
Ratio of net investment loss to average net assets             (1.01%)     (0.87%)      (1.12%)     (1.08%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.01%)     (1.71%)      (2.63%)     (4.90%)
Portfolio turnover                                               252%        153%         311%        502%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware American Services Fund Institutional Class
                                                             Six Months                                      12/29/99(2)
                                                               Ended            Year Ended                       to
                                                             12/31/03(1)  6/30/03     6/30/02      6/30/01     6/30/00
                                                            (Unaudited)
Net asset value, beginning of period                          $11.320     $10.930      $10.160     $10.540       $8.500

Income (loss) from investment operations:

Net investment income (loss)(3)                                    --       0.013       (0.012)         --        0.010
Net realized and unrealized gain on investments
  and foreign currencies                                        2.200       1.228        0.797       2.053        2.030
                                                              -------     -------       ------      ------      -------
Total from investment operations                                2.200       1.241        0.785       2.053        2.040
                                                              -------     -------       ------      ------      -------

Less dividends and distributions:
From net investment income                                         --          --           --      (0.015)          --
From net realized gain on investments                          (0.240)     (0.851)      (0.015)     (1.741)          --
In excess of net realized gain on investments                      --          --           --      (0.677)          --
                                                              -------     -------       ------      ------      -------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)     (2.433)          --
                                                              -------     -------       ------      ------      -------

Net asset value, end of period                                $13.280     $11.320      $10.930     $10.160      $10.540
                                                              =======     =======      =======     =======      =======


Total return(4)                                                19.40%      13.18%        7.73%      21.21%       24.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $ 379      $8,427       $3,237      $3,007       $2,479
Ratio of expenses to average net assets                         1.03%       0.97%        1.20%       0.90%        0.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.03%       1.81%        2.71%       2.39%        0.97%
Ratio of net investment income (loss) to average net assets    (0.01%)      0.13%       (0.12%)        --         0.20%
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (0.01%)     (0.71%)      (1.63%)     (1.49%)      (0.02%)
Portfolio turnover                                               252%        153%         311%        502%         988%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                      Delaware American Services Fund
TO FINANCIAL STATEMENTS                      December 31, 2003 (Unaudited)




Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware American Services Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of December 31, 2003, Class R shares have not commenced operations.

The investment objective of the Fund is to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such months. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $344 for the six months ended December 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended December 31, 2003 were approximately $52. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.20% of average daily net assets of the Fund through August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contractually waived it's fees through August 31, 2004, in order to prevent distribution fees of Class A shares from exceeding 0.25% of average daily net assets.

Notes                                      Delaware American Services Fund
     TO FINANCIAL STATEMENTS (CONTINUED)

2. Management, Administration Agreements and Other
    Transactions with Affiliates (continued)
At December 31, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                      $19,632
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC                  8,178
Other expenses payable to DMC and affiliates*                  30,651

*DMC, as a part of its administrative services, pays operating expenses on behalf of the series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustee fees.

For the six months ended December 31, 2003, DDLP earned $23,205 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended December 31, 2003, the Fund made purchases of $41,551,199 and sales of $34,741,554 of investment securities other than short-term investments.

At December 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2003, the cost of investments was $27,736,093. At December 31, 2003, net unrealized appreciation was $4,837,305 of which $4,951,330 related to unrealized appreciation of investments and $114,025 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended December 31, 2003 and the year ended June 30, 2003 was as follows:

                                      Six Months               Year
                                        Ended                  Ended
                                      12/31/03*               6/30/03
                                      ---------              --------
Ordinary income                        $240,943              $808,722
Long-term capital gain                  320,478                55,138
                                      ---------              --------
Total                                  $561,421              $863,860
                                      ---------              --------

*Tax information for the period ended December 31, 2003, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2003, the estimated components of net assets on a tax basis was as follows:

   Shares of beneficial interest                      $26,565,446
   Undistributed net realized on investments            1,114,364
   Unrealized appreciation                              4,752,423
                                                      -----------
   Net Assets                                         $32,432,233
                                                      ===========

5.  Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months     Year
                                                          Ended        Ended
                                                         12/31/03     6/30/03

Shares sold:
  Class A                                                1,105,942     351,057
  Class B                                                  247,123     174,380
  Class C                                                  221,004      30,012
  Institutional Class                                      576,328     517,774

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                   24,945      31,324
  Class B                                                   11,001      29,424
  Class C                                                    4,653       4,751
  Institutional Class                                          455      27,199
                                                         ---------   ---------
                                                         2,191,451   1,165,921

Shares repurchased:
  Class A                                                 (170,295)   (161,124)
  Class B                                                  (55,119)    (89,316)
  Class C                                                  (15,257)    (14,090)
  Institutional Class                                   (1,292,509)    (96,983)
                                                        ----------    --------
                                                        (1,533,180)   (361,513)
                                                        -----------   --------
Net increase                                               658,271     804,408
                                                        ==========    ========

For the six months ended December 31, 2003 and the year ended June 30, 2003, 1,038 Class B shares were converted to 1,017 Class A shares valued at $13,233 and 1,627 Class B shares were converted to 1,599 Class A shares valued at $18,138, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2003, or at any time during the period.

7. Credit and Market Risk
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

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                                    11

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                                    12

Delaware
Investments(SM)
-----------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                      Contact Information

Jude T. Driscoll                            Joseph H. Hastings                       Investment Manager
Chairman                                    Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                         International Affiliate
Walter P. Babich                                                                     Delaware International Advisers Ltd.
Board Chairman                              Richelle S. Maestro                      London, England
Citadel Construction Corporation            Senior Vice President,
King of Prussia, PA                         Chief Legal Officer and Secretary        National Distributor
                                            Delaware Investments Family of Funds     Delaware Distributors, L.P.
John H. Durham                              Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                          Michael P. Bishof                        Shareholder Servicing, Dividend
                                            Senior Vice President and Treasurer      Disbursing and Transfer Agent
John A. Fry                                 Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                   Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                          Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                     For Shareholders
Anthony D. Knerr                                                                     800 523-1918
Managing Director
Anthony Knerr & Associates                                                           For Securities Dealers and Financial
New York, NY                                                                         Institutions Representatives Only
                                                                                     800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                Web site
National Gallery of Art                                                              www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN



A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


(8528)                                                      Printed in the USA
SA-496 [12/03] IVES 2/04                                                 J9564

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


GROWTH-EQUITY

Semiannual Report December 31, 2003
--------------------------------------------------------------------------------
                         DELAWARE SMALL CAP GROWTH FUND



[LOGO}
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

---------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                     1

  Statement of Operations                                     3

  Statements of Changes in Net Assets                         4

  Financial Highlights                                        5

  Notes to Financial Statements                               9
---------------------------------------------------------------


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

Statement                                         Delaware Small Cap Growth
  OF NET ASSETS                                   December 31, 2003 (Unaudited)

                                                         Number of       Market
                                                          Shares         Value
Common Stock - 91.65%
Banking, Finance & Insurance - 16.97%
  Brookline Bancorp                                       18,300      $  280,722
 +CapitalSource                                           30,400         659,072
  Delphi Financial Group-- Class A                        18,450         664,200
  Downey Financial                                        14,800         729,640
 +Franklin Bank                                            4,900          93,100
  R & G Financial                                         19,300         768,141
  RAIT Investment Trust                                   12,400         317,440
  Redwood Trust                                            7,900         401,715
  Seacoast Financial Services                              5,600         153,496
  South Financial Group                                   10,900         303,674
  Westcorp                                                19,400         709,070
                                                                      ----------
                                                                       5,080,270
                                                                      ----------
Basic Industry/Capital Goods - 1.64%
 +Integrated Electrical Services                          16,700         154,475
 +Varian                                                   8,100         338,013
                                                                      ----------
                                                                         492,488
                                                                      ----------
Business Services - 5.75%
 +Advisory Board                                          16,400         572,524
 +Corillian                                               40,900         258,079
 +eSPEED                                                  14,700         344,127
  Gevity                                                  24,600         547,104
                                                                      ----------
                                                                       1,721,834
                                                                      ----------
Consumer Durables - 2.26%
  Gentex                                                  10,100         446,016
 +WCI Communities                                         11,200         230,832
                                                                      ----------
                                                                         676,848
                                                                      ----------
Consumer Non-Durables - 14.40%
 +Coach                                                   19,500         736,125
 +Cost Plus                                               15,500         635,500
 +Guitar Center                                            6,900         224,802
 +Hibbett Sporting Goods                                  26,350         785,230
 +Krispy Kreme Doughnuts                                   4,500         164,700
 +PC Mall                                                 37,200         600,780
 +Tractor Supply                                          10,100         392,789
 +Urban Outfitters                                        20,800         770,640
                                                                      ----------
                                                                       4,310,566
                                                                      ----------
Consumer Services - 10.23%
 +Cheesecake Factory                                      10,400         457,912
  Extended Stay America                                   12,100         175,208
 +First Cash Financial Services                           18,400         471,794
  Four Seasons Hotels                                      5,600         286,440
 +LIN TV-- Class A                                        10,900         281,329
 +Mediacom Communications                                 48,500         420,495
 +Rare Hospitality International                          16,050         392,262
 +Rewards Network                                         25,100         267,566
 +Sonic                                                   10,100         309,262
                                                                      ----------
                                                                       3,062,268
                                                                      ----------
Healthcare & Pharmaceuticals - 20.79%
 +Abgenix                                                 18,400         229,264
 +Align Technology                                        35,900         593,068
 +Axonyx                                                  34,300         167,041
 +Conceptus                                               43,900         466,218
 +Connetics Corp                                          23,000         417,680
 +Cubist Pharmaceuticals                                  39,900         485,184
 +CV Theraputics                                           2,400          35,184
 +Inspire Pharmaceuticals                                 15,900         225,144
 +Intrabiotics Pharmaceuticals                             3,583          57,686

                                                         Number of       Market
                                                          Shares         Value
Common Stock (continued)
Healthcare & Pharmaceuticals (continued)
  Medicis Pharmaceutical-- Class A                         10,100     $  720,131
 +Nektar Therapeutics                                      42,700        581,147
 +Neurochem                                                27,000        636,957
 +Neurocrine Biosciences                                    2,200        119,988
 +North American Scientific                                11,700        122,850
 +NPS Pharmaceuticals                                       7,100        218,254
 +Pain Therapeutics                                        45,600        316,920
 +Protein Design Labs                                      21,500        384,850
 +Xoma                                                     67,500        445,500
                                                                      ----------
                                                                       6,223,066
                                                                      ----------
Technology - 17.76%
 +Agile Software                                           43,900        434,610
 +Asyst Technologies                                       22,200        385,170
 +Brooks Automation                                        26,800        647,756
 +Ciena                                                    16,060        106,638
 +Cymer                                                    13,000        600,470
  Integral Systems                                         27,600        593,952
 +Manhattan Associates                                      8,400        232,176
 +O2Micro International Limited                            36,300        813,120
 +Skyworks Solutions                                       65,500        569,850
 +Tekelec                                                  14,500        225,475
 +Tessera Technologies                                     13,900        261,459
 +Varian Semiconductor Equipment                           10,200        445,638
                                                                      ----------
                                                                       5,316,314
                                                                      ----------
Transportation & Shipping - 1.85%
  Heartland Express                                        11,626        281,232
 +Knight Transportation                                    10,650        273,173
                                                                      ----------
                                                                         554,405
                                                                      ----------
Total Common Stock (cost $23,054,905)                                 27,438,059
                                                                      ----------

                                                        Principal
                                                          Amount
Federal Agency (Discount Notes) - 7.81%
Fannie Mae
  0.88% 1/16/04                                       $   675,000        674,752
  1.00% 1/20/04                                           200,000        199,894
  1.00% 1/26/04                                           160,000        159,889
  1.04% 1/5/04                                            755,000        754,915
  1.04% 1/6/04                                            550,000        549,921
                                                                     -----------
Total Federal Agency (Discount Notes)
  (cost $2,339,371)                                                    2,339,371
                                                                     -----------

Total Market Value of Securities - 99.46%
  (cost $25,394,276)                                                  29,777,430
Receivables and Other Assets
  Net of Liabilities - 0.54%                                             162,283
                                                                     -----------
Net Assets Applicable to 2,799,355
  Shares Outstanding - 100.00%                                       $29,939,713
                                                                     ===========

Statement                                             Delaware Small Cap Growth
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Small Cap Growth Fund
  Class A ($18,764,951 / 1,748,082 Shares)                               $10.73
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class B ($4,267,725 / 403,496 Shares)                                  $10.58
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class C ($3,919,692 / 370,620 Shares)                                  $10.58
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class R ($445,143 / 41,522 Shares)                                     $10.72
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Institutional Class ($2,542,202 / 235,635 Shares)                      $10.79
                                                                         ------

Components of Net Assets at December 31, 2003:
Shares of beneficial interest
  (unlimited authorization-- no par)                                $25,728,186
Accumulated net investment loss                                        (104,539)
Accumulated net realized loss on investments                            (67,088)
Net unrealized appreciation of investments                            4,383,154
                                                                    -----------
Total net assets                                                    $29,939,713
                                                                    ===========

+Non-income producing security for the period ended December 31, 2003.

Net Asset Value and Offering Price per Share -
  Delaware Small Cap Growth Fund
Net asset value Class A (A)                                              $10.73
Sales charge (5.75% of offering price, or 6.06%
  of amount invested per share) (B)                                        0.65
                                                                         ------
Offering price                                                           $11.38
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                         Delaware Small Cap Growth Fund
  OF OPERATIONS                   Six Months Ended December 31, 2003 (Unaudited)




Investment Income:
  Dividends                                                $ 76,714
  Interest                                                    9,729   $  86,443
                                                           --------   ---------

Expenses:
  Management fees                                           107,108
  Distribution expenses-- Class A                            18,268
  Distribution expenses-- Class B                            17,153
  Distribution expenses-- Class C                            14,872
  Distribution expenses-- Class R                               344
  Dividend disbursing and transfer agent fees and expenses   30,254
  Registration fees                                          11,400
  Reports and statements to shareholders                      4,409
  Accounting and administration expenses                      4,230
  Custodian fees                                              3,796
  Trustees' fees                                                734
  Professional fees                                             420
  Other                                                       1,736     214,724
                                                           --------
  Less expenses absorbed or waived                                      (20,364)
  Less waived distribution expenses-- Class A                            (3,045)
  Less expenses paid indirectly                                            (333)
                                                                     ----------
  Total expenses                                                        190,982
                                                                     ----------
Net Investment Loss                                                    (104,539)
                                                                     ----------

Net Realized and Unrealized Gain on Investments:
  Net realized gain on investments                                      419,497
  Net change in unrealized appreciation/depreciation
    of investments                                                    2,762,935
                                                                     ----------
Net  Realized and Unrealized Gain on Investments                      3,182,432
                                                                     ----------

Net Increase in Net Assets Resulting from Operations:                $3,077,893
                                                                     ==========

See accompanying notes

Statements                                             Delaware Small Cap Growth
  OF CHANGES IN NET ASSETS

                                                                                Six Months          Year
                                                                                  Ended             Ended
                                                                                 12/31/03          06/30/03
                                                                                (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                           $  (104,539)     $   (78,684)
  Net realized gain (loss) on investments                                           419,497         (452,731)
  Net change in unrealized appreciation/depreciation of investments               2,762,935        1,781,794
                                                                                -----------      -----------
  Net increase in net assets resulting from operations                            3,077,893        1,250,379
                                                                                -----------      -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                      14,635,799        2,585,913
    Class B                                                                       1,487,814        1,506,591
    Class C                                                                       1,767,118        1,229,049
    Class R                                                                         444,966                9
    Institutional Class                                                                 603            2,293
                                                                                -----------      -----------
                                                                                 18,336,300        5,323,855
                                                                                -----------      -----------
  Cost of shares repurchased:
    Class A                                                                      (1,201,277)        (575,168)
    Class B                                                                        (183,859)        (173,127)
    Class C                                                                        (317,077)        (201,175)
    Class R                                                                         (21,037)              --
                                                                                -----------      -----------
                                                                                 (1,723,250)        (949,470)
                                                                                -----------      -----------
Increase in net assets derived from capital share transactions                   16,613,050        4,374,385
                                                                                -----------      -----------
Net Increase in Net Assets:                                                      19,690,943        5,624,764

Net Assets:

  Beginning of period                                                            10,248,770        4,624,006
                                                                                -----------      -----------
  End of period                                                                 $29,939,713      $10,248,770
                                                                                ===========      ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Small Cap Growth Fund Class A
-------------------------------------------------------------------------------------------------
                                                            Six Months     Year       7/31/01(1)
                                                              Ended        Ended         to
                                                            12/31/03(4)   6/30/03      6/30/02
                                                            (Unaudited)
Net asset value, beginning of period                          $ 9.170      $8.130       $8.500

Income (loss) from investment operations:
Net investment loss(2)                                         (0.039)     (0.083)      (0.059)
Net realized and unrealized gain (loss) on investments          1.599       1.123       (0.311)
                                                              -------      ------       ------
Total from investment operations                                1.560       1.040       (0.370)
                                                              -------      ------       ------

Net asset value, end of period                                $10.730      $9.170       $8.130
                                                              =======      ======       ======

Total return(3)                                                17.01%      12.79%       (4.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $18,765      $3,586       $1,130
Ratio of expenses to average net assets                         1.58%       1.60%        1.60%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.83%       3.14%        6.34%
Ratio of net investment loss to average net assets             (0.77%)     (1.08%)      (0.77%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.02%)     (2.62%)      (5.51%)
Portfolio turnover                                                80%         60%         138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Small Cap Growth Fund Class B
-------------------------------------------------------------------------------------------------
                                                            Six Months     Year       7/31/01(1)
                                                              Ended        Ended         to
                                                            12/31/03(4)   6/30/03      6/30/02
                                                            (Unaudited)
Net asset value, beginning of period                           $9.070      $8.100       $8.500

Income (loss) from investment operations:
Net investment loss(2)                                         (0.077)     (0.140)      (0.118)
Net realized and unrealized gain (loss) on investments          1.587       1.110       (0.282)
                                                              -------      ------       ------
Total from investment operations                                1.510       0.970       (0.400)
                                                              -------      ------       ------

Net asset value, end of period                                $10.580      $9.070       $8.100
                                                              =======      ======       ======

Total return(3)                                                16.65%      11.98%       (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $4,268      $2,460         $783
Ratio of expenses to average net assets                         2.33%       2.35%        2.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.53%       3.85%        7.09%
Ratio of net investment loss to average net assets             (1.52%)     (1.83%)      (1.52%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.72%)     (3.33%)      (6.26%)
Portfolio turnover                                                80%         60%         138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Small Cap Growth Fund Class C
-------------------------------------------------------------------------------------------------
                                                            Six Months     Year       7/31/01(1)
                                                              Ended        Ended         to
                                                            12/31/03(4)   6/30/03      6/30/02
                                                            (Unaudited)
Net asset value, beginning of period                           $9.070      $8.100       $8.500

Income (loss) from investment operations:
Net investment loss(2)                                         (0.077)     (0.140)      (0.117)
Net realized and unrealized gain (loss) on investments          1.587       1.110       (0.283)
                                                              -------      ------       ------
Total from investment operations                                1.510       0.970       (0.400)
                                                              -------      ------       ------

Net asset value, end of period                                $10.580      $9.070       $8.100
                                                              =======      ======       ======

Total return(3)                                                16.65%      11.98%       (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,920      $2,033         $795
Ratio of expenses to average net assets                         2.33%       2.35%        2.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.53%       3.85%        7.09%
Ratio of net investment loss to average net assets             (1.52%)     (1.83%)      (1.52%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.72%)     (3.33%)      (6.26%)
Portfolio turnover                                                80%         60%         138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Small Cap Growth      Delaware Small Cap Growth
                                                                 Fund Class R             Fund Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months  6/2/03(1)   Six Months     Year       7/31/01(1)
                                                               Ended        to          Ended       Ended         to
                                                            12/31/03(4)   6/30/03    12/31/03(4)   6/30/03      6/30/02
                                                            (Unaudited)              (Unaudited)
Net asset value, beginning of period                          $ 9.170      $9.040     $  9.210      $8.140       $8.500

Income (loss) from investment operations:
Net investment loss(2)                                         (0.058)     (0.003)      (0.027)     (0.063)      (0.040)
Net realized and unrealized gain (loss) on investments          1.608       0.133        1.607       1.133       (0.320)
                                                              -------      ------      -------      ------       ------
Total from investment operations                                1.550       0.130        1.580       1.070       (0.360)
                                                              -------      ------      -------      ------       ------

Net asset value, end of period                                $10.720      $9.170      $10.790      $9.210       $8.140
                                                              =======      ======      =======      ======       ======

Total return(3)                                                16.90%       1.44%       17.16%      13.14%       (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $445          --       $2,542      $2,169       $1,915
Ratio of expenses to average net assets                         1.93%       1.95%        1.33%       1.35%        1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.13%       5.93%        1.53%       2.85%        6.09%
Ratio of net investment loss to average net assets             (1.12%)     (1.09%)      (0.52%)     (0.83%)      (0.52%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.32%)     (5.07%)      (0.72%)     (2.33%)      (5.26%)
Portfolio turnover                                                80%         60%          80%         60%         138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                              Delaware Small Cap Growth
  TO FINANCIAL STATEMENTS                          December 31, 2003 (Unaudited)

Delaware Group Equity Funds III (the "Trust) is organized as a Delaware statutory trust and offers four series: Delaware American Services Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange
(NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirement of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier to the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $257 for the period ended December 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended December 31, 2003 were approximately $76. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million and 0.75% on average daily net assets in excess of $500 million.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted waiver distribution and service through August 31, 2004 in order to prevent distribution of service fees of Class A shares from exceeding 0.25% of average net assets. DDLP has contracted to waive distribution and service fees through August 31, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

Notes                                                 Delaware Small Cap Growth
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                         Dividend disbursing,
     Investment          transfer agent fees,             Other expenses
   management fee        accounting and other             payable to DMC
   payable to DMC      expenses payable to DSC            and affiliates*
   --------------      -----------------------            ---------------
     $15,038                   $8,513                         $2,139

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustee fees.

For the period ended December 31, 2003, DDLP earned $10,894 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended December 31, 2003, the Fund made purchases of $22,484,334 and sales of $7,651,185 of investment securities other than short-term investments.

At December 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2003, the cost of investments was $25,494,207. At December 31, 2003, net unrealized appreciation was $4,283,223, of which $4,781,325 related to unrealized appreciation of investments and $498,102 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. During the period ended December 31, 2003 and the year ended June 30, 2003, there were no dividends or distributions paid.

The components of net assets are estimated since final tax characteristics can not be determined until fiscal year end. As of December 31, 2003, the estimated components of net assets on a tax basis was as follows:

Shares of beneficial interest                         $25,728,186
Accumulated net investment loss                          (104,539)
Capital loss carryforwards                               (318,799)
Undistributed net realized capital gain
  on investments                                          351,642
Unrealized appreciation of investments                  4,283,223
                                                      -----------
Net assets                                            $29,939,713
                                                      ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,027 expires in 2010 and $312,772 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Six Months
                                                            Ended        Year
                                                           12/31/03      Ended
                                                         (Unaudited)    6/30/03
Shares sold:
  Class A                                                 1,477,721     327,753
  Class B                                                   150,682     197,042
  Class C                                                   178,768     153,590
  Class R                                                    43,544           1
  Institutional Class                                            84         254
                                                          ---------    --------
                                                          1,850,799     678,640
                                                          ---------    --------

Shares repurchased:
  Class A                                                  (120,537)    (75,900)
  Class B                                                   (18,342)    (22,558)
  Class C                                                   (32,273)    (27,637)
  Class R                                                    (2,023)         --
                                                          ---------    --------
                                                           (173,175)   (126,095)
                                                          ---------    --------
Net increase                                              1,677,624     552,545
                                                          =========     =======

For the period ended December 31, 2003 and the year ended June 30, 2003, 999 Class B shares were converted to 984 Class A shares valued at $10,275 and 91 Class B shares were converted to 89 Class A shares valued at $839, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investment Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2003, or at any time during the period.

7. Credit and Market Risks
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                         Contact Information
Jude T. Driscoll                              Joseph H. Hastings                          Investment Manager
Chairman                                      Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                            International Affiliate
Walter P. Babich                                                                          Delaware International Advisers Ltd.
Board Chairman                                Richelle S. Maestro                         London, England
Citadel Construction Corporation              Senior Vice President,
King of Prussia, PA                           Chief Legal Officer and Secretary           National Distributor
                                              Delaware Investments Family of Funds        Delaware Distributors, L.P.
John H. Durham                                Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                            Michael P. Bishof                           Shareholder Servicing, Dividend
                                              Senior Vice President and Treasurer         Disbursing and Transfer Agent
John A. Fry                                   Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                     Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                               Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                          For Shareholders
Anthony D. Knerr                                                                          800 523-1918
Managing Director
Anthony Knerr & Associates                                                                For Securities Dealers and Financial
New York, NY                                                                              Institutions Representatives Only
                                                                                          800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                     Web site
National Gallery of Art                                                                   www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8526)                                                        Printed in the USA
SA-509 [12/03] IVES 2/04                                                   J9567

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


GROWTH-EQUITY

Semiannual Report December 31, 2003
--------------------------------------------------------------------------------
                         DELAWARE TECHNOLOGY AND INNOVATION FUND



[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement of Operations                                         3

  Statements of Changes in Net Assets                             4

  Financial Highlights                                            5

  Notes to Financial Statements                                   9
-------------------------------------------------------------------




   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

Statement                                Delaware Technology and Innovation Fund
  OF NET ASSETS                          December 31, 2003 (Unaudited)


                                                        Number of       Market
                                                         Shares         Value
Common Stock - 99.24%
Business Services - 1.36%
  Paychex                                                 11,800     $   438,960
                                                                     -----------
                                                                         438,960
                                                                     -----------
Computer Communications - 3.27%
 *XM Satellite Radio - Class A                            40,000       1,054,400
                                                                     -----------
                                                                       1,054,400
                                                                     -----------
Computer Software - 17.18%
 *Agile Software                                          44,100         436,590
 *Ariba                                                   68,600         205,800
  Automatic Data Processing                               10,000         396,100
 *BEA Systems                                             24,300         298,890
 *Checkfree                                               15,000         414,750
 *Oracle                                                  29,600         390,720
 *PeopleSoft                                              15,000         342,000
  SAP ADR                                                  9,600         398,976
 *Siebel Systems                                          33,400         463,258
 *Symantec                                                21,600         748,440
 *VeriSign                                                40,000         652,000
 *Veritas Software                                        21,450         797,082
                                                                     -----------
                                                                       5,544,606
                                                                     -----------
Computers & Technology - 9.49%
 *Affiliated Computer Services                             7,000         381,220
 *Dell                                                    12,400         421,104
 *EMC                                                     62,625         809,115
 *Manhattan Associates                                    16,600         458,824
 *Network Appliance                                       48,300         991,599
                                                                     -----------
                                                                       3,061,862
                                                                     -----------
Electronics & Electrical Equipment - 6.07%
 *Cymer                                                   20,800         960,752
 *Flextronics International                               24,300         360,612
 *Jabil Circuit                                           22,600         639,580
                                                                     -----------
                                                                       1,960,944
                                                                     -----------
Semiconductors - 49.76%
 *Agere Systems - Class A                                200,000         610,000
 *Altera                                                  40,000         908,000
  Analog Devices                                          17,500         798,875
 *Applied Materials                                       41,400         929,430
 *Applied Micro Circuits                                  55,500         331,890
  ASML Holdings                                           50,000       1,002,500
 *Brooks Automation                                       25,000         604,250
 *Emulex                                                  19,500         520,260
  Intel                                                   22,000         708,400
  Intersil Holdings                                       22,900         569,065
 *KLA-Tencor                                              15,000         880,050
 *Lam Research                                            35,300       1,140,190
  Linear Technology                                       18,200         765,674
 *Marvell Technology Group                                 9,700         367,921
  Maxim Integrated Products                               18,200         906,360
  Microchip Technology                                    25,000         834,000
 *Novellus Systems                                        18,800         790,540
 *PMC - Sierra                                            36,300         731,445
 *QLogic                                                  12,000         619,200
 *Skyworks Solutions                                      74,300         646,410
  Texas Instruments                                       14,500         426,010
 *Xilinx                                                  25,000         968,500
                                                                     -----------
                                                                      16,058,970
                                                                     -----------

                                                        Number of      Market
                                                         Shares        Value
Common Stock (continued)
Telecommunications - 12.11%
 *Alcatel ADR                                             30,000    $   385,500
 *Cisco Systems                                           49,200      1,195,068
 *Juniper Networks                                        44,800        836,864
  Nokia                                                   38,600        656,200
  QUALCOMM                                                15,500        835,915
                                                                    -----------
                                                                      3,909,547
                                                                    -----------
Total Common Stock (cost $27,088,493)                                32,029,289
                                                                    -----------

                                                        Principal
                                                          Amount

Repurchase Agreements - 1.36%
  With BNP Paribas 0.85% 1/2/04
    (dated 12/31/03, collateralized by
    $10,100 U.S. Treasury Bills due
    3/25/04, market value $10,095,
    $37,400 U.S. Treasury Notes 3.625%
    due 3/31/04, market value $38,033,
    $118,900 U.S. Treasury Notes 6.00%
    due 8/15/04, market value $121,285,
    and $58,900 U.S. Treasury Notes
    1.625% due 1/31/05, market
    value $60,086)                                      $224,800        224,800
  With UBS Warburg 0.85% 1/2/04
    (dated 12/31/03, collateralized by
    $49,300 U.S. Treasury Notes 1.625%
    due 3/31/05, market value $49,710,
    $1,700 U.S. Treasury Notes 5.50%
    due 2/15/08, market value $1,905,
    and $161,600 U.S. Treasury Notes
    5.625% due 5/15/08, market
    value $165,030)                                      212,200        212,200
                                                                    -----------
Total Repurchase Agreements (cost $437,000)                             437,000
                                                                    -----------

Total Market Value of Securities - 100.60%
  (cost $27,525,493)                                                 32,466,289
Liabilities Net of Receivables and Other
  Assets - (0.60%)                                                     (192,333)
                                                                    -----------
Net Assets Applicable to 18,741,341 Shares
  Outstanding - 100.00%                                             $32,273,956
                                                                    ===========

Net Asset Value -- Delaware Technology and
  Innovation Fund Class A
  ($17,140,080 / 9,841,969 Shares)                                        $1.74
                                                                          -----
Net Asset Value -- Delaware Technology and
  Innovation Fund Class B
  ($9,672,482 / 5,714,163 Shares)                                         $1.69
                                                                          -----
Net Asset Value -- Delaware Technology and
  Innovation Fund Class C
  ($3,667,462 / 2,165,926 Shares)                                         $1.69
                                                                          -----
Net Asset Value - Delaware Technology and
  Innovation Fund Institutional Class
  ($1,793,932 / 1,019,283 Shares)                                         $1.76
                                                                          -----

Statement                               Delaware Technology and Innovation Fund
  OF NET ASSETS (CONTINUED)

Components of Net Assets at December 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                               $170,210,410
Accumulated net investment loss                                        (240,268)
Accumulated net realized loss on investments                       (142,636,982)
Net unrealized appreciation of investments                            4,940,796
                                                                    -----------
Total net assets                                                    $32,273,956
                                                                    ===========

*Non-income producing security for the period ended December 31, 2003.

Summary of Abbreviations:
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
  Delaware Technology and Innovation Fund
Net asset value Class A (A)                                               $1.74
Sales charge (5.75% of offering or 6.32% of
  the amount invested per share) (B)                                       0.11
                                                                          -----
Offering price                                                            $1.85
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                   Delaware Technology and Innovation Fund
  OF OPERATIONS             Six Months Ended December 31, 2003 (Unaudited)


Investment Income:
  Dividends                                                 $20,080
  Interest                                                    8,428  $   28,508
                                                            -------  ----------

Expenses:
  Management fees                                           115,336
  Dividend disbursing and transfer agent fees and expenses  333,449
  Distribution expenses - Class A                            24,181
  Distribution expenses - Class B                            46,308
  Distribution expenses - Class C                            17,896
  Registration fees                                          31,385
  Reports and statements to shareholders                     25,935
  Accounting and administration expenses                      6,134
  Professional fees                                           4,639
  Trustees' fees                                                725
  Custodian fees                                                478
  Other                                                       7,301     613,767
                                                            -------
  Less expenses absorbed or waived                                     (340,585)
  Less waiver of distribution expenses - Class A                         (4,030)
  Less expenses paid indirectly                                            (376)
                                                                     ----------
  Total expenses                                                        268,776
                                                                     ----------
Net Investment Loss                                                    (240,268)
                                                                     ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                   (1,374,398)
  Net change in unrealized appreciation/depreciation of
    investments                                                       8,219,111
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       6,844,713
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $6,604,445
                                                                     ==========

See accompanying notes

Statements                              Delaware Technology and Innovation Fund
  OF CHANGES IN NET ASSETS

                                                                                    Six Months        Year
                                                                                       Ended          Ended
                                                                                     12/31/03        6/30/03
                                                                                    (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                               $  (240,268)   $   (316,643)
  Net realized loss on investments                                                   (1,374,398)    (16,642,443)
  Net change in unrealized appreciation/depreciation of investments                   8,219,111      17,291,640
                                                                                    -----------    ------------
  Net increase in net assets resulting from operations                                6,604,445         332,554
                                                                                    -----------    ------------

Capital Share Transactions:
  Proceeds from shares sold:
  Class A                                                                             3,893,283       5,396,389
  Class B                                                                               753,043       1,466,936
  Class C                                                                               337,603         796,246
  Institutional Class                                                                   798,305       1,487,538
                                                                                    -----------    ------------
                                                                                      5,782,234       9,147,109
                                                                                    -----------    ------------
  Cost of shares repurchased:
  Class A                                                                            (3,668,609)     (3,911,219)
  Class B                                                                            (1,164,172)     (3,103,154)
  Class C                                                                              (499,804)       (812,830)
  Institutional Class                                                                  (924,635)     (1,238,017)
                                                                                    -----------    ------------
                                                                                     (6,257,220)     (9,065,220)
                                                                                    -----------    ------------
Increase (decrease) in net assets derived from capital share transactions              (474,986)         81,889
                                                                                    -----------    ------------
Net Increase in Net Assets                                                            6,129,459         414,443

Net Assets:

  Beginning of period                                                                26,144,497      25,730,054
                                                                                    -----------    ------------
  End of period                                                                     $32,273,956    $ 26,144,497
                                                                                    ===========    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Technology and Innovation Fund Class A
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                       12/29/99(1)
                                                                Ended                Year Ended                   to
                                                             12/31/03(4)  6/30/03      6/30/02     6/30/01      6/30/00
                                                             (Unaudited)
Net asset value, beginning of period                           $1.390      $1.350       $3.210      $9.700       $8.500

Income (loss) from investment operations:
Net investment loss(2)                                         (0.010)     (0.013)      (0.025)     (0.073)      (0.049)
Net realized and unrealized gain (loss) on investments          0.360       0.053       (1.835)     (6.417)       1.249
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.350       0.040       (1.860)     (6.490)       1.200
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.740      $1.390       $1.350      $3.210       $9.700
                                                               ======      ======       ======      ======       ======

Total return(3)                                                25.18%       2.96%      (57.94%)    (66.91%)      14.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $17,140     $13,441      $11,520     $22,452      $50,548
Ratio of expenses to average net assets                         1.45%       1.45%        1.45%       1.44%        1.45%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       3.71%       4.27%        2.93%       1.78%        1.78%
Ratio of net investment loss to average net assets             (1.26%)     (1.11%)      (1.22%)     (1.11%)      (1.04%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (3.52%)     (3.93%)      (2.70%)     (1.45%)      (1.37%)
Portfolio turnover                                                76%         89%          90%        144%         177%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period wereas follows:

                                                                   Delaware Technology and Innovation Fund Class B
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                        12/29/99(1)
                                                               Ended                  Year Ended                  to
                                                             12/31/03(4)  6/30/03      6/30/02     6/30/01      6/30/00
                                                            (Unaudited)
Net asset value, beginning of period                           $1.350      $1.330       $3.180      $9.670       $8.500

Income (loss) from investment operations:

Net investment loss(2)                                         (0.016)     (0.022)      (0.041)     (0.119)      (0.082)
Net realized and unrealized gain (loss) on investments          0.356       0.042       (1.809)     (6.371)       1.252
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.340       0.020       (1.850)     (6.490)       1.170
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.690      $1.350       $1.330      $3.180       $9.670
                                                               ======      ======       ======      ======       ======

Total return(3)                                                25.19%       1.50%      (58.18%)    (67.15%)      13.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $9,673      $8,095       $9,874     $23,160      $47,257
Ratio of expenses to average net assets                         2.20%       2.20%        2.20%       2.19%        2.20%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               4.41%       4.98%        3.68%       2.53%        2.53%
Ratio of net investment loss to average net assets             (2.01%)     (1.86%)      (1.97%)     (1.86%)      (1.79%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (4.22%)     (4.64%)      (3.45%)     (2.20%)      (2.12%)
Portfolio turnover                                                76%         89%          90%        144%         177%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Technology and Innovation Fund Class C
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                        2/29/99(1)
                                                               Ended                  Year Ended                   to
                                                             12/31/034    6/30/03      6/30/02     6/30/01      6/30/00
                                                            (Unaudited)
Net asset value, beginning of period                           $1.350      $1.330       $3.180      $9.670       $8.500

Income (loss) from investment operations:

Net investment loss(2)                                         (0.016)     (0.022)      (0.041)     (0.121)      (0.082)
Net realized and unrealized gain (loss) on investments          0.356       0.042       (1.809)     (6.369)       1.252
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.340       0.020       (1.850)     (6.490)       1.170
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.690      $1.350       $1.330      $3.180       $9.670
                                                               ======      ======       ======      ======       ======

Total return(3)                                                24.26%       1.50%      (58.18%)    (67.15%)      13.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,667      $3,064       $3,059      $7,282      $18,431
Ratio of expenses to average net assets                         2.20%       2.20%        2.20%       2.19%        2.20%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               4.41%       4.98%        3.68%       2.53%        2.53%
Ratio of net investment loss to average net assets             (2.01%)     (1.86%)      (1.97%)     (1.86%)      (1.79%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (4.22%)     (4.64%)      (3.45%)     (2.20%)      (2.12%)
Portfolio turnover                                                76%         89%          90%        144%         177%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Delaware Technology and Innovation Fund Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                       12/29/99(1)
                                                               Ended         Year Ended                           to
                                                            12/31/03(4)   6/30/03     6/30/02      6/30/01     6/30/00
                                                            (Unaudited)
Net asset value, beginning of period                           $1.400      $1.360       $3.220      $9.700       $8.500

Income (loss) from investment operations:

Net investment loss(2)                                         (0.008)     (0.010)      (0.020)     (0.056)      (0.037)
Net realized and unrealized gain (loss) on investments          0.368       0.050       (1.840)     (6.424)       1.237
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.360       0.040       (1.860)     (6.480)       1.200
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.760      $1.400       $1.360      $3.220       $9.700
                                                               ======      ======       ======      ======       ======

Total return(3)                                                25.71%       2.94%      (57.76%)    (66.80%)      14.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,794      $1,544       $1,276      $2,798       $3,836
Ratio of expenses to average net assets                         1.20%       1.20%        1.20%       1.19%        1.20%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            3.41%       3.98%        2.68%       1.53%        1.53%
Ratio of net investment loss to average net assets             (1.01%)     (0.86%)      (0.97%)     (0.86%)      (0.79%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (3.22%)     (3.64%)      (2.45%)     (1.20%)      (1.12%)
Portfolio turnover                                                76%         89%          90%        144%         177%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                   Delaware Technology and Innovation Fund
TO FINANCIAL STATEMENTS                 December 31, 2003 (Unaudited)




Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers four series, Delaware American Services Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Technology and Innovation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors. Class R shares have not commenced operations.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, after market trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and net realized gains from investments, if any, annually.

In addition, in order to satisfy certain distribution requirement of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record date in such month. Such distributions, if received by share-holders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $369 for the period ended December 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the period ended December 31, 2003 were approximately $7. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commission, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.20% of average daily net assets of the Fund through August 31, 2004.

Delaware Service Company, Inc.(DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to the distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through August 31, 2004, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

                                   Delaware Technology and Innovation Fund

Notes
TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At December 31, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

   Receivable from DMC under expense limitation agreement         $17,606
   Dividend disbursing, transfer agent fees, accounting
     and other expenses payable to DSC                            (54,463)
   Other expenses payable to DMC and affiliates*                   (3,084)

*DMC, as part of its administrative services, pays Fund operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees fees.

For the period ended December 31, 2003, DDLP earned $3,397 for commissions on sales of the Fund Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended December 31, 2003, the Fund made purchases of $12,193,092 and sales of $10,984,873 of investment securities other than short-term investments.

At December 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2003, the cost of investments was $33,408,298. At December 31, 2003, the net unrealized depreciation was $942,009 of which $6,578,191 related to unrealized appreciation of investments and $7,520,200 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the period ended December 31, 2003 and the year ended June 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2003, the estimated components of net assets on a tax basis was as follows:

   Shares of beneficial interest                              $170,210,410
   Accumulated ordinary loss                                      (240,268)
   Net realized capital losses on investments                  (10,007,894)
   Capital loss carryforwards                                 (126,746,283)
   Unrealized depreciation of investments                         (942,009)
                                                              ------------
Net Assets                                                    $ 32,273,956
                                                              ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire as follows: $22,409,888 in 2009, $70,308,969 expires in 2010, and $34,027,426 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:

                                                Six Months       Year
                                                   Ended         Ended
                                                  12/31/03      6/30/03

Shares sold:
  Class A                                        2,421,584     4,437,257
  Class B                                          491,833     1,228,896
  Class C                                          220,904       670,358
  Institutional Class                              501,893     1,177,256
                                                 ---------    ----------
                                                 3,636,214     7,513,767
                                                 ---------    ----------

Shares repurchased:
  Class A                                       (2,260,893)   (3,290,999)
  Class B                                         (754,394)   (2,692,733)
  Class C                                         (316,609)     (712,783)
  Institutional Class                             (584,903)   (1,014,655)
                                                ----------    ----------
                                                (3,916,799)   (7,711,170)
                                                ----------    ----------
Net decrease                                      (280,585)     (197,403)
                                                ==========    ==========
For the six months ended December 31, 2003 and the year ended
June 30, 2003, 7,371 Class B shares were converted to 7,170 Class A shares valued at $12,002 and 9,810 Class B shares were converted to 9,605 Class A shares valued at $12,466, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding as of December 31, 2003, or at any time during the period.

                                   Delaware Technology and Innovation Fund
Notes
TO FINANCIAL STATEMENTS (CONTINUED)


7. Credit & Market Risks
The Fund concentrates its investments in companies management believes will benefit from technology advances and innovation. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. Fund Reorganization
On August 21, 2003, the Board of Trustees approved a proposal to merge the Fund into the Delaware Select Growth Fund, a series of Voyageur Mutual Funds III, subject to shareholder approval. The Board believes that the proposed merger will benefit shareholders at a special meeting of shareholders to be held on or about February 19, 2004. If approved, the merger would be expected to take place on or about March 26, 2004.

Effective as of the close of business on October 31, 2003, the Fund was closed to new investors.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Technology and Innovation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Technology and Innovation Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                            Contact Information

Jude T. Driscoll                             Joseph H. Hastings                             Investment Manager
Chairman                                     Executive Vice President and                   Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                               International Affiliate
Walter P. Babich                                                                            Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                            London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary              National Distributor
                                             Delaware Investments Family of Funds           Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                               Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                              Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer            Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds           Delaware Service Company, Inc.
President                                    Philadelphia, PA                               2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            For Shareholders
Anthony D. Knerr                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  For Securities Dealers and Financial
New York, NY                                                                                Institutions Representatives Only
                                                                                            800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                       Web site
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC

Thomas F. Madison                            A description of the policies and procedures that the Fund uses to determine how
President and Chief Executive Officer        to vote proxies (if any) relating to portfolio securities is available without
MLM Partners, Inc.                           charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
Minneapolis, MN                              http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                             http://www.sec.gov.; and beginning no later than August 31, 2004, information
Janet L. Yeomans                             (if any) regarding how the Fund voted proxies relating to portfolio securities
Vice President/Mergers & Acquisitions        during the most recent 12-month period ended June 30 is available without charge
3M Corporation                               (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
St. Paul, MN                                 on the Commission's website at http://www.sec.gov.

(8524)                                                       Printed in the USA
SA-492 [12/03] IVES 2/04                                        J9561 EXP: 6/04

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


GROWTH-EQUITY


Semiannual Report   December 31, 2003
--------------------------------------------------------------------------------
                    DELAWARE TREND FUND











[LOGO]    POWERED BY RESEARCH.(SM)

Table
     OF CONTENTS

----------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of Net Assets                                         1

     Statement of Operations                                         3

     Statements of Changes in Net Assets                             4

     Financial Highlights                                            5

     Notes to Financial Statements                                  10
----------------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                          Delaware Trend Fund
     OF NET ASSETS                                 December 31, 2003 (Unaudited)


                                                        Number of     Market
                                                         Shares       Value
Common Stock - 96.15%
Banking & Finance - 8.59%
  City National                                           425,100 $  26,407,213
  Cullen/Frost Bankers                                    612,300    24,841,011
  Doral Financial                                         257,055     8,297,735
  Downey Financial                                        394,000    19,424,200
 *First Niagara Financial Group                           510,279     7,608,260
  Friedman Billings Ramsey - Class A                      262,880     6,067,270
 *IndyMac Bancorp                                         440,600    13,125,474
  Sovereign Bancorp                                       693,600    16,473,000
 *Webster Financial                                       419,500    19,238,270
                                                                  -------------
                                                                    141,482,433
                                                                  -------------
Basic Industry/Capital Goods - 4.18%
  Beckman Coulter                                         331,800    16,865,394
 +Mettler Toledo International                            650,500    27,457,605
 *MSC Industrial Direct - Class A                         894,700    24,604,250
                                                                  -------------
                                                                     68,927,249
                                                                  -------------
Business Services - 9.04%
*+Advisory Board                                          405,300    14,149,023
 +Bright Horizons Family Solutions                        416,800    17,505,600
*+Digital Insight                                         562,300    14,001,270
 +Fisher Scientific International                       1,236,900    51,170,553
*+Intergrated Alarm Services                              965,400     8,205,900
 +Monster Worldwide                                       724,300    15,905,628
*+Resources Connection                                    555,300    15,165,243
 +Sirva                                                   661,100    12,917,894
                                                                  -------------
                                                                    149,021,111
                                                                  -------------
Consumer Durables - 7.98%
  D.R. Horton                                             435,362    18,833,760
  Gentex                                                1,196,300    52,828,608
*+Group 1 Automotive                                      348,600    12,615,834
  KB HOME                                                 266,800    19,348,336
*+Toll Brothers                                           429,500    17,076,920
*+WCI Communities                                         527,400    10,869,714
                                                                  -------------
                                                                    131,573,172
                                                                  -------------
Consumer Non-Durables - 11.23%
*+American Italian Pasta-- Class A                        285,700    11,970,830
 +Coach                                                 1,577,800    59,561,950
*+Conn's                                                  206,200     3,319,820
*+Cost Plus                                               850,875    34,885,875
 +Dollar Tree Stores                                      671,675    20,190,551
 +Krispy Kreme Doughnuts                                  474,900    17,381,340
*+Peet's Coffee & Tea                                     424,300     7,387,063
  PETsMART                                              1,274,200    30,325,960
                                                                  -------------
                                                                    185,023,389
                                                                  -------------
Consumer Services - 17.47%
*+ASK Jeeves                                            1,054,000    19,098,480
 *Cash America International                              967,500    20,491,650
*+Cheesecake Factory                                      821,550    36,172,846
*+Cumulus Media                                           729,200    16,042,400
 *Extended Stay America                                 1,070,900    15,506,632
 *Four Seasons Hotels                                     349,900    17,897,385
*+Getty Images                                            608,000    30,479,040
  Gray Television-- Class B                               845,400    12,782,448
 +LIN TV - Class A                                      1,006,600    25,980,346
*+Mediacom Communications                               1,672,000    14,496,240
*+Radio One                                               458,500     8,963,675

                                                        Number of     Market
                                                         Shares       Value

Common Stock (continued)

Consumer Services (continued)
*+Sonic                                                   605,300 $  18,534,286
*+West                                                    680,900    15,817,307
 +Westwood One                                            410,500    14,043,205
*+Wynn Resorts                                            772,400    21,634,924
                                                                  -------------
                                                                    287,940,864
                                                                  -------------
Energy - 0.86%
*+Rowan Companies                                         610,000    14,133,700
                                                                  -------------
                                                                     14,133,700
                                                                  -------------
Healthcare & Pharmaceuticals - 13.66%
*+Abgenix                                               1,194,300    14,880,978
*+Align Technology                                        467,800     7,728,056
 +Andrx Group                                             357,100     8,584,684
*+Coventry Health Care                                    280,300    18,076,547
 +CV Therapeutics                                         111,427     1,633,520
*+Exelixis                                              1,270,400     8,994,432
 +ImClone Systems                                         200,900     7,967,694
*+Inspire Pharmaceuticals                                 870,600    12,327,696
*+Martek Biosciences                                      442,000    28,716,740
  Medicis Pharmaceutical-- Class A                        397,300    28,327,490
 +MGI Pharma                                              239,700     9,863,655
*+Nektar Therapeutics                                   1,653,000    22,497,330
*+Neurocrine Biosciences                                  356,600    19,448,964
*+NitroMed                                                888,500     6,383,873
*+Protein Design Labs                                   1,612,000    28,854,799
 +United Therapeutics                                      34,200       784,890
                                                                  -------------
                                                                    225,071,348
                                                                  -------------
Insurance - 6.44%
  Berkley (W.R.)                                          431,725    15,088,789
  Delphi Financial Group-- Class A                        286,200    10,303,200
  HCC Insurance Holdings                                  485,000    15,423,000
 *IPC Holdings                                            280,400    10,918,776
  PartnerRe                                               687,900    39,932,595
  RenaissanceRe Holdings                                  295,600    14,499,180
                                                                  -------------
                                                                    106,165,540
                                                                  -------------
Technology - 14.57%
*+Akamai Technologies                                   1,369,400    14,721,050
*+AMIS Holdings                                           664,500    12,147,060
 +Brocade Communications Systems                        2,625,400    15,174,812
 +CIENA                                                 2,474,374    16,429,843
*+Cymer                                                   695,400    32,120,526
 +Emulex                                                  611,800    16,322,824
  Henry (Jack) & Associates                             1,380,300    28,406,574
 +Intergated Circuit Systems                              736,500    20,982,885
*+Micrel                                                1,291,400    20,120,012
*+Power Integrations                                      369,400    12,360,124
 +Skyworks Solutions                                    1,608,600    13,994,820
*+Tekelec                                                 911,400    14,172,270
*+Varian Semiconductor Equipment                          528,700    23,098,903
                                                                  -------------
                                                                    240,051,703
                                                                  -------------
  Transportation - 2.13%
*+Hunt (J.B.) Transportation Services                     733,100    19,801,031
 *UTI Worldwide                                           402,000    15,247,860
                                                                  -------------
                                                                     35,048,891
                                                                  -------------
Total Common Stock
  (cost $1,133,474,368)                                           1,584,439,400
                                                                  -------------

Statement                                                    Delaware Trend Fund
     OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                        Amount        Value

Repurchase Agreements - 3.62%
  With BNP Paribas 0.85% 1/2/04
    (dated 12/31/03, collateralized
    by $1,380,000 U.S. Treasury Bills
    due 3/25/04, market value
    $1,377,072, $5,107,000 U.S. Treasury
    Notes 3.625% due 3/31/04, market
    value $5,188,033, $15,707,000
    U.S. Treasury Notes 6.00% due
    8/15/04, market value $16,544,180,
    and $8,106,000 U.S. Treasury Notes
    1.625% due 1/31/05,
    market value $8,196,174)                          $30,682,000 $  30,682,000
  With UBS Warburg 0.85% 1/2/04
    (dated 12/31/03, collateralized
    by $6,727,000 U.S. Treasury Notes
    1.625% due 3/31/05, market
    value $6,780,795, $231,000
    U.S. Treasury Notes 5.50%
    due 2/15/08, market value
    $259,910, and $20,182,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $22,511,251)                 28,928,000    28,928,000
                                                                 --------------
Total Repurchase Agreements
  (cost $59,610,000)                                                 59,610,000
                                                                 --------------
Total Market Value of Securities Before
  Securities Lending Collateral - 99.77%
  (cost $1,193,084,368)                                          $1,644,049,400
                                                                 --------------
Securities Lending Collateral** - 15.67%
Short-Term Investments
  ABN AMRO Bank Chicago
    0.96% 6/07/04                                      10,127,766    10,127,325
  Allied Irish Dublin 1.12% 1/20/04                    11,574,435    11,574,688
  Bayerische Landesbank
    1.045% 8/30/04                                      2,891,873     2,892,306
  CDC Ixis 1.485% 11/12/04                             11,550,825    11,574,688
  Credit Suisse First Boston
    1.60% 12/13/04                                     11,540,902    11,574,688
  Deutsche Bank Financial
    0.991% 1/16/04                                     11,578,068    11,578,779
  Fannie Mae 0.955% 1/29/04                            57,873,637    57,872,718
  Freddie Mac 1.12% 1/15/04                             6,547,801     6,552,690
  General Electric Capital
    1.068% 10/04/04                                     4,345,076     4,351,695
    1.069% 5/14/04                                      5,788,532     5,792,600
  Goldman Sachs Group LP
    1.18% 12/08/04                                      2,893,672     2,893,672
  HBOS Treasury Services PLC
    1.14% 4/08/04                                      11,573,585    11,574,688
  Keybank NA 1.146% 1/26/04                             5,789,381     5,790,237
  Lloyds Bank PLC 1.08% 2/09/04                        13,021,219    13,021,524
  Marsh & McLennan 1.291% 6/15/04                       7,247,726     7,425,471
  Merrill Lynch Mortgage Capital
    1.10% 1/12/04                                      11,574,688    11,574,688
  Mizuho Securities 1.03% 1/02/04                      19,913,116    19,913,116
  Morgan Stanley Dean Witter
    1.283% 1/31/05                                      2,888,959     2,893,672
    1.330% 3/19/04                                      7,230,894     7,234,180

                                                    Principal        Market
                                                     Amount          Value

Securities Lending Collateral** (continued)
Short-Term Investments (continued)
  Societe Generale 1.085% 12/08/04                 $11,571,775  $   11,571,775
  Swiss Re Financial 1.103% 1/15/04                  7,216,861       7,214,065
  Wachovia Bank NA 1.064% 11/15/04                  11,575,857      11,584,991
  Wilmington Trust 1.11% 1/22/04                    11,574,406      11,574,688
                                                                --------------
Total Securities Lending Collateral
  (cost $258,158,944)                                              258,158,944
                                                                --------------

Total Market Value of Securities - 115.44%
  (cost $1,451,243,312)                                          1,902,208,344++
Obligation to Return Securities Lending
  Collateral - (15.67%)**                                         (258,158,944)
Receivables and Other Assets Net
  of Liabilities - 0.23%                                             3,871,525
                                                                --------------
Net Assets Applicable to 88,233,201 Shares
  Outstanding - 100.00%                                         $1,647,920,925
                                                                ==============

Net Asset Value - Delaware Trend Fund
  Class A ($928,223,036/49,217,039 shares)                              $18.86
                                                                        ------
Net Asset Value - Delaware Trend Fund
  Class B ($195,813,905/11,362,981 shares)                              $17.23
                                                                        ------
Net Asset Value - Delaware Trend Fund
  Class C ($164,141,134/9,359,723 shares)                               $17.54
                                                                        ------
Net Asset Value - Delaware Trend Fund
  Class R ($419,408/22,272 shares)                                      $18.83
                                                                        ------
Net Asset Value - Delaware Trend Fund
  Institutional Class ($359,323,442/18,271,186 shares)                  $19.67
                                                                        ------

Components of Net Assets at December 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                            $1,545,051,537
Accumulated net investment loss                                     (9,068,796)
Accumulated net realized loss on investments                      (339,026,848)
Net unrealized appreciation of investments                         450,965,032
                                                                --------------
Total net assets                                                $1,647,920,925
                                                                ==============
 *Fully or partially on loan.

**See Note #7 in "Notes to Financial Statements."

 +Non-income producing security for the period ended December 31, 2003.

++Includes $249,368,862 of securities loaned.


Net Asset Value and Offering Price per Share -
  Delaware Trend Fund
Net asset value Class A (A)                                             $18.86
Sales charge (5.75% of offering price, or 6.10%
  of amount invested per share) (B)                                       1.15
                                                                        ------
Offering price                                                          $20.01
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                                    Delaware Trend Fund
     OF OPERATIONS                Six Months Ended December 31, 2003 (Unaudited)


Investment Income:
  Dividends                                                                             $  3,022,822
  Interest                                                                                   291,214
  Securities lending income                                                                  128,729          $  3,442,765
                                                                                        ------------          ------------

Expenses:
  Management fees                                                                          5,380,990
  Dividend disbursing and transfer agent fees and expenses                                 3,390,346
  Distribution expenses - Class A                                                          1,260,580
  Distribution expenses - Class B                                                            948,000
  Distribution expenses - Class C                                                            749,719
  Distribution expenses - Class R                                                                525
  Accounting and administration expenses                                                     310,000
  Reports and statements to shareholders                                                     195,000
  Registration fees                                                                           75,000
  Professional fees                                                                           52,700
  Trustees' fees                                                                              23,000
  Custodian fees                                                                              16,617
  Other                                                                                      145,832            12,548,309
                                                                                        ------------          ------------
  Less expenses paid indirectly                                                                                    (36,748)
                                                                                                              ------------
  Total expenses                                                                                                12,511,561
                                                                                                              ------------
Net Investment Loss                                                                                             (9,068,796)
                                                                                                              ------------

Net Realized and Unrealized Gain on Investments:
  Net realized gain on investments                                                                              46,802,843
  Net change in unrealized appreciation/depreciation of investments                                            191,458,987
                                                                                                              ------------
Net Realized and Unrealized Gain on Investments                                                                238,261,830
                                                                                                              ------------

Net Increase in Net Assets Resulting from Operations                                                          $229,193,034
                                                                                                              ============

See accompanying notes

Statements                                                   Delaware Trend Fund
     OF CHANGES IN NET ASSETS

                                                                                        Six Months            Year
                                                                                          Ended              Ended
                                                                                         12/31/03           6/30/03
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment loss                                                                $   (9,068,796)    $  (13,235,534)
  Net realized gain (loss) on investments                                                46,802,843       (117,389,527)
  Net change in unrealized appreciation/depreciation of investments                     191,458,987        159,694,116
                                                                                     --------------     --------------
  Net increase in net assets resulting from operations                                  229,193,034         29,069,055
                                                                                     --------------     --------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                             136,136,954        178,051,867
    Class B                                                                               9,388,010         20,874,323
    Class C                                                                              21,957,538         31,752,430
    Class R                                                                                 432,070                 16
    Institutional Class                                                                  70,733,836        128,642,497
                                                                                     --------------     --------------
                                                                                        238,648,408        359,321,133
                                                                                     --------------     --------------
  Cost of shares repurchased:
    Class A                                                                            (109,878,825)      (248,702,823)
    Class B                                                                             (17,561,106)       (43,616,488)
    Class C                                                                             (13,731,640)       (30,589,398)
    Class R                                                                                 (37,726)                --
    Institutional Class                                                                 (46,700,250)       (70,221,778)
                                                                                     --------------     --------------
                                                                                       (187,909,547)      (393,130,487)
                                                                                     --------------     --------------
Increase (decrease) in net assets derived from capital share transactions                50,738,861        (33,809,354)
                                                                                     --------------     --------------
Net Increase (Decrease) in Net Assets                                                   279,931,895         (4,740,299)

Net Assets:
  Beginning of period                                                                 1,367,989,030      1,372,729,329
                                                                                     --------------     --------------
  End of period                                                                      $1,647,920,925     $1,367,989,030
                                                                                     ==============     ==============

See accompanying notes

Financial
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware Trend Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             12/31/03(1)  6/30/03      6/30/02     6/30/01     6/30/00      6/30/99
                                                             (Unaudited)
Net asset value, beginning of period                         $ 16.220    $ 15.770     $ 19.260    $ 27.800     $ 19.630    $ 18.550

Income (loss) from investment operations:
Net investment loss(2)                                         (0.095)     (0.138)      (0.151)     (0.146)      (0.188)     (0.140)
Net realized and unrealized gain (loss) on investments          2.735       0.588       (3.339)     (6.279)      11.333       3.820
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                2.640       0.450       (3.490)     (6.425)      11.145       3.680
                                                             --------    --------     --------    --------     --------    --------

Less dividends and distributions from:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                               $ 18.860    $ 16.220     $ 15.770    $ 19.260     $ 27.800    $ 19.630
                                                             ========    ========     ========    ========     ========    ========

Total return(3)                                                16.28%       2.85%      (18.12%)    (25.22%)      63.86%      24.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $928,223    $770,744     $829,409    $856,732     $922,398    $504,007
Ratio of expenses to average net assets                         1.53%       1.50%        1.45%       1.34%        1.29%       1.45%
Ratio of net investment loss to average net assets             (1.08%)     (0.98%)      (0.91%)     (0.68%)      (0.80%)     (0.87%)
Portfolio turnover                                                54%         40%          47%         50%          77%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Trend Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             12/31/03(1)  6/30/03      6/30/02     6/30/01     6/30/00      6/30/99
                                                             (Unaudited)
Net asset value, beginning of period                         $ 14.880    $ 14.570     $ 17.920    $ 26.180     $ 18.750    $ 17.960

Income (loss) from investment operations:
Net investment loss(2)                                         (0.151)     (0.226)      (0.258)     (0.283)      (0.348)     (0.248)
Net realized and unrealized gain (loss) on investments          2.501       0.536       (3.092)     (5.862)      10.753       3.638
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                2.350       0.310       (3.350)     (6.145)      10.405       3.390
                                                             --------    --------     --------    --------     --------    --------
Less dividends and distributions from:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                               $ 17.230    $ 14.880     $ 14.570    $ 17.920     $ 26.180    $ 18.750
                                                             ========    ========     ========    ========     ========    ========

Total return(3)                                                15.79%       2.13%      (18.65%)    (25.76%)      62.74%      23.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $195,814    $176,460     $199,027    $247,230     $231,856     $86,463
Ratio of expenses to average net assets                         2.24%       2.20%        2.16%       2.05%        2.01%       2.17%
Ratio of net investment loss to average net assets             (1.79%)     (1.68%)      (1.62%)     (1.39%)      (1.52%)     (1.59%)
Portfolio turnover                                                54%         40%          47%         50%          77%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Trend Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             12/31/03(1)  6/30/03      6/30/02     6/30/01     6/30/00      6/30/99
                                                             (Unaudited)
Net asset value, beginning of period                         $ 15.140    $ 14.820     $ 18.230    $ 26.600     $ 19.010    $ 18.170

Income (loss) from investment operations:
Net investment loss(2)                                         (0.152)     (0.228)      (0.250)     (0.280)      (0.353)     (0.250)
Net realized and unrealized gain (loss) on investments          2.552       0.548       (3.160)     (5.975)      10.918       3.690
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                2.400       0.320       (3.410)     (6.255)      10.565       3.440
                                                             --------    --------     --------    --------     --------    --------

Less dividends and distributions from:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)     (2.600)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                               $ 17.540    $ 15.140     $ 14.820    $ 18.230     $ 26.600    $ 19.010
                                                             ========    ========     ========    ========     ========    ========

Total return(3)                                                15.85%       2.16%      (18.70%)    (25.73%)      62.72%      23.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $164,141    $134,153     $130,860    $127,154      $74,924     $20,566
Ratio of expenses to average net assets                         2.24%       2.20%        2.16%       2.05%        2.01%       2.17%
Ratio of net investment loss to average net assets             (1.79%)     (1.68%)      (1.62%)     (1.39%)      (1.52%)     (1.59%)
Portfolio turnover                                                54%         40%          47%         50%          77%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------
                                                                Delaware Trend Fund Class R
------------------------------------------------------------------------------------------------
                                                             Six Months                6/2/93(2)
                                                               Ended                      to
                                                             12/31/03(1)               6/30/03
                                                             (Unaudited)
Net asset value, beginning of period                          $16.220                  $16.260

Income (loss) from investment operations:
Net investment loss(3)                                         (0.123)                  (0.011)
Net realized and unrealized gain (loss) on investments          2.733                   (0.029)
                                                              -------                  -------
Total from investment operations                                2.610                   (0.040)
                                                              -------                  -------

Net asset value, end of period                                $18.830                  $16.220
                                                              =======                  =======

Total return(4)                                                16.09%                   (0.25%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   419                  $   --
Ratio of expenses to average net assets                         1.84%                    1.95%
Ratio of net investment loss to average net assets             (1.39%)                  (1.49%)
Portfolio turnover                                                54%                      40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Trend Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             12/31/03(1)  6/30/03      6/30/02     6/30/01     6/30/00      6/30/99
                                                             (Unaudited)
Net asset value, beginning of period                          $16.890     $16.370      $19.940     $28.630      $20.080     $18.870

Income (loss) from investment operations:
Net investment loss(2)                                         (0.070)     (0.096)      (0.102)     (0.084)      (0.121)     (0.095)
Net realized and unrealized gain (loss) on investments          2.850       0.616       (3.468)     (6.491)      11.646       3.905
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                2.780       0.520       (3.570)     (6.575)      11.525       3.810
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)     (2.600)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)     (2.600)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $19.670     $16.890      $16.370     $19.940      $28.630     $20.080
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                16.46%       3.18%      (17.90%)    (25.00%)      64.37%      25.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $359,324    $286,632     $213,433    $262,451     $257,834     $64,615
Ratio of expenses to average net assets                         1.24%       1.20%        1.16%       1.05%        1.01%       1.17%
Ratio of net investment loss to average net assets             (0.79%)     (0.68%)      (0.62%)     (0.39%)      (0.52%)     (0.59%)
Portfolio turnover                                                54%         40%          47%         50%          77%         86%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                              Delaware Trend Fund
     TO FINANCIAL STATEMENTS                       December 31, 2003 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers four series, Delaware American Services Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $36,631 for the period ended December 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended December 31, 2003 were approximately $117. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At December 31, 2003, the Fund had liabilities payable to affiliates as follows:

     Investment management fee payable to DMC                    $308,804
     Dividend disbursing, transfer agent fees,
       accounting and other expenses payable to DSC               327,193
     Other expenses payable to DMC and affiliates*                248,583

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

For the period ended December 31, 2003, DDLP earned $58,572 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                                        Delaware Trend Fund
     TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the period ended December 31, 2003 the Fund made purchases of $461,608,862 and sales of $396,288,822 of investment securities other than short-term investments.

At December 31, 2003, the cost of investments for federal income tax purposes approximates the cost for book purposes. At December 31, 2003, the cost of investments was $1,193,084,368. At December 31, 2003, net unrealized appreciation was $450,965,032, of which $482,530,780 related to unrealized appreciation of investments and $(31,565,748) related to unrealized depreciation of investments.

4. Dividends and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the six-months ended December 31, 2003 and the year ended June 30, 2003.

The components of net assets are estimates since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2003, the estimated components of net assets on a tax basis were as follows:

     Shares of beneficial interest                      $1,545,051,537
     Accumulated net investment loss                        (9,068,796)
     Net realized capital losses on investments            (12,162,030)
     Capital loss carryforwards                           (307,577,554)
     Unrealized appreciation of investments                431,677,768
                                                        --------------
     Net assets                                         $1,647,920,925
                                                        ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,459,537 expires in 2009, $206,386,280 expires in 2010 and $95,731,737 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:

                                                     Six Months       Year
                                                        Ended        Ended
                                                      12/31/03      6/30/03
Shares sold:
   Class A                                            7,934,451   112,649,368
   Class B                                              583,862     1,603,209
   Class C                                            1,336,736     2,382,125
   Class R                                               24,357             1
   Institutional Class                                3,859,110     8,771,356
                                                    -----------   -----------
                                                     13,738,516    25,406,059
                                                    -----------   -----------

Shares repurchased:

   Class A                                           (6,225,350) (117,731,146)
   Class B                                           (1,081,939)   (3,406,657)
   Class C                                             (837,923)   (2,349,716)
   Class R                                               (2,086)           --
   Institutional Class                               (2,555,750)   (4,839,918)
                                                    -----------   -----------
                                                    (10,703,048)  (28,327,437)
                                                    -----------   -----------
Net increase (decrease)                               3,035,468    (2,921,378)
                                                    ===========   ===========

For the period ended December 31, 2003 and the year ended June 30, 2003, 209,434 Class B shares were converted to 191,532 Class A shares valued at $3,497,697 and 178,538 Class B shares were converted to 164,076 Class A shares valued at $2,435,438, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Lines of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2003, or at any time during the period.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $258,158,944, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risks
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                            Contact Information

Jude T. Driscoll                             Joseph H. Hastings                             Investment Manager
Chairman                                     Executive Vice President and                   Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                               International Affiliate
Walter P. Babich                                                                            Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                            London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary              National Distributor
                                             Delaware Investments Family of Funds           Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                               Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                              Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer            Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds           Delaware Service Company, Inc.
President                                    Philadelphia, PA                               2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            For Shareholders
Anthony D. Knerr                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  For Securities Dealers and Financial
New York, NY                                                                                Institutions Representatives Only
                                                                                            800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                       Web site
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC

Thomas F. Madison                            A description of the policies and procedures that the Fund uses to determine how
President and Chief Executive Officer        to vote proxies (if any) relating to portfolio securities is available without
MLM Partners, Inc.                           charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
Minneapolis, MN                              http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                             http://www.sec.gov.; and beginning no later than August 31, 2004, information
Janet L. Yeomans                             (if any) regarding how the Fund voted proxies relating to portfolio securities
Vice President/Mergers & Acquisitions        during the most recent 12-month period ended June 30 is available without charge
3M Corporation                               (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
St. Paul, MN                                 on the Commission's website at http://www.sec.gov.

(8523)                                                       Printed in the USA
SA-003 [12/03] IVES 2/04                                        J9560 EXP: 2/05

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.Exhibits

         (a)(1)   Code of Ethics

                  Not applicable.

         (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Group Equity Funds III


         Jude T. Driscoll
----------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    February 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
----------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    February 27, 2004


         Joseph H. Hastings
----------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    February 27, 2004